CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gain (loss) on available-for-sale securities, interest rate swaps and others CNY (¥)	Retained earnings (Accumulated deficits) CNY (¥)	Noncontrolling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Mar. 31, 2015	¥ 145,439	¥ 1	¥ 117,142	¥ 0	¥ (1,152)	¥ (411)	¥ 2,715	¥ (1,095)	¥ 3,397	¥ 24,842	¥ 11,974		¥ 157,413
Balance (in shares) at Mar. 31, 2015 | shares		2,495,499,036
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	240					(16)		24	232		56		296
Net change in unrealized gains on available-for-sale securities	1,368								1,368				1,368
Change in fair value of forward exchange contracts under hedge accounting	(168)								(168)				(168)
Share of other comprehensive income of equity method investees	65								65				65
Net income for the year	71,460									71,460	(158)		71,302
Deconsolidation of subsidiaries	21							21			(10,849)		(10,828)
Acquisition of subsidiaries											31,409		31,409
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans	774		519			255							774
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares		25,016,386
Repurchase and retirement of ordinary shares	(19,795)		(2,774)							(17,021)			(19,795)
Repurchase and retirement of ordinary shares (in shares) | shares		(46,587,563)
Acquisition of additional shares of non-wholly owned subsidiaries	(30)		(30)										(30)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme	13		13								(13)
Capital injection from noncontrolling interests											56		56
Amortization of compensation cost	16,434		16,434								80		16,514
Tax benefits from share-based awards	725		725										725
Amortization of restructuring reserve and others	441		177		264								441
Dividend paid by non-wholly owned subsidiaries to noncontrolling interests											(3)		(3)
Appropriation to statutory reserves							529			(529)
Balance at Mar. 31, 2016	216,987	¥ 1	132,206	0	(888)	(172)	3,244	(1,050)	4,894	78,752	32,552		249,539
Balance (in shares) at Mar. 31, 2016 | shares		2,473,927,859
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(2,307)					(17)		(2,612)	322		99		(2,208)
Net change in unrealized gains on available-for-sale securities	2,105								2,105				2,105
Share of additional paid-in capital and other comprehensive income of equity method investees	2,199		1,419						780				2,199
Change in fair value of forward exchange contracts under hedge accounting	169								169				169
Change in fair value of interest rate swaps under hedge accounting	433								433				433
Share of other comprehensive income of equity method investees													780
Net income for the year	43,675									43,675	(488)		43,187
Deconsolidation of subsidiaries	44							44					44
Acquisition of subsidiaries											9,209		9,209
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans	701		575			126							701
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares		56,165,655
Repurchase and retirement of ordinary shares	(13,182)		(149)							(13,033)			(13,182)
Repurchase and retirement of ordinary shares (in shares) | shares		(27,054,014)
Acquisition of additional shares of non-wholly owned subsidiaries	110		110								(450)		(340)
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards	100		100								(58)		42
Redemption of treasury shares granted for Senior Management Share Incentive Scheme	13		13								(13)
Capital injection from noncontrolling interests											1,079		1,079
Amortization of compensation cost	15,610		15,610								487		16,097
Tax benefits from share-based awards	689		689										689
Issuance of ordinary shares	11,189		14,012	(2,823)									11,189
Issuance of ordinary shares (in shares) | shares		26,324,689
Amortization of restructuring reserve and others	264				264								264
Exercise of right of subscription by noncontrolling interest for Partner Capital Investment Plan											100		100
Dividend paid by non-wholly owned subsidiaries to noncontrolling interests											(187)		(187)
Appropriation to statutory reserves							836			(836)
Balance at Mar. 31, 2017	278,799	¥ 1	164,585	(2,823)	(624)	(63)	4,080	(3,618)	8,703	108,558	42,330		¥ 321,129
Balance (in shares) at Mar. 31, 2017 | shares		2,529,364,189										2,529,364,189	2,529,364,189
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment	(328)					14		24	(366)		(463)		¥ (791)
Net change in unrealized gains on available-for-sale securities	1,212								1,212		(1)	$ 193	1,211
Share of additional paid-in capital and other comprehensive income of equity method investees	(1,455)		(525)						(930)				(1,455)
Change in fair value of forward exchange contracts under hedge accounting	(85)								(85)			(14)	(85)
Change in fair value of interest rate swaps under hedge accounting	143								143			23	143
Share of other comprehensive income of equity method investees												(148)	(930)
Net income for the year	64,093									64,093	(1,751)		62,342
Acquisition of subsidiaries											40,087		40,087
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans	3,831		3,945			(114)							3,831
Issuance of shares, including exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares		42,565,654
Acquisition of additional shares of non-wholly owned subsidiaries	(1,083)		(1,083)								(11,193)		(12,276)
Capital injection from noncontrolling interests	897		897								680		1,577
Amortization of compensation cost	19,053		19,053								1,039		20,092
Partial disposal of the Company's shares by Suning	590			590									590
Appropriation to statutory reserves							298			(298)
Others	155		(108)		263						(112)		43
Balance at Mar. 31, 2018	¥ 365,822	¥ 1	¥ 186,764	¥ (2,233)	¥ (361)	¥ (163)	¥ 4,378	¥ (3,594)	¥ 8,677	¥ 172,353	¥ 70,616	$ 69,578	¥ 436,438
Balance (in shares) at Mar. 31, 2018 | shares		2,571,929,843										2,571,929,843	2,571,929,843